Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)	Mar. 31, 2017 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 696.8	$ 10.7	₨ 574.4
Service cost	12.9	0.2	9.9	₨ 10.2
Interest cost	53.4	0.8	44.9	43.7
Actuarial (gains)/losses	25.3	0.4	169.4
Benefits paid	(66.2)	(1.0)	(101.8)
Projected benefit obligation, end of the period	722.2	11.1	696.8	574.4
Change in plan assets:
Fair value of plan assets, beginning of the period	383.8	5.9	419.1
Expected return on plan assets	26.1	0.4	32.1	36.0
Actuarial gains/(losses)	7.6	0.1	14.3
Actual return on plan assets	33.7	0.5	46.4
Employer contributions	10.3	0.2	20.1
Benefits paid	(66.2)	(1.0)	(101.8)
Fair value of plan assets, end of the period	361.6	$ 5.6	383.8	₨ 419.1
Funded Status	₨ (360.6)		₨ (313.0)		$ (5.5)